June 12, 2019

DBX ETF TRUST

Xtrackers S&P 500 ESG ETF

(the “Fund”)

Supplement to the Fund’s Statutory Prospectus and Statement of Additional Information, each dated April 10, 2019, as each may be supplemented from time to time

This supplement replaces information contained in the Prospectus and Statement of Additional Information for the Fund. It should be read in conjunction with the Prospectus and Statement of Additional Information.

The ticker symbol for Xtrackers S&P 500 ESG ETF has changed. The new ticker symbol is SNPE. All references to the Fund’s ticker symbol are hereby updated accordingly.

Please retain this supplement for future reference.